REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES
REVENUES
NOTE 19 - REVENUES:

The Company splits its revenues from contracts with customers in accordance with contracts for provision of R&D services and products as presented in the statement of comprehensive loss.

The Company is organized as one operating segment.

Main customers:

1.
Transactions with main customers:

The company has four main customers: MDA, for which revenues were reported as revenues from provision of development services, a confidential customer, for which revenues were reported as revenues from provision of development services, Telesat, for which revenues were reported as revenues from provision of development services and iDirect, for which revenues were reported as revenues from sale of products.

	For the year ended December 31,
	2024		2023		2022
	USD thousands	%	USD thousands	%	USD thousands	%
Airbus	-	0%	188	2%	318	3%
Telesat	350	2%	4,250	40%	5,326	50%
iDirect	4,260	21%	2,605	24%	489	5%
Trustcom	-	0%	-	0%	1,108	10%
MDA	4,639	22%	1,497	14%	1,907	18%
Confidential Customer	10,635	52%	1,309	12%	1,162	11%

2.	Geographical areas: The following table splits the Company’s revenues by main geographical areas:

U.S. & Canada			UK			Other			Consolidated
Revenues			Revenues			Revenues			Revenues
2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
19,884	8,446	9,310	-	732	1,070	764	1,552	246	20,648	10,730	10,626